Accrued Expenses, Other Current Liabilities And Other Long-Term Liabilities (Summary Of Other Long-Term Liabilities) (Details) - USD ($) $ in Millions	Sep. 26, 2015	Sep. 27, 2014
Accrued Expenses, Other Current Liabilities And Other Long-Term Liabilities [Abstract]
Lease retirement obligation	$ 32	$ 31
Sale-lease back deferred gain	28	30
Pension liability	57	45
Tax receivable agreement obligation	175	234
Interest rate swaps	36	3
Other	13	13
Other long-term liabilities	$ 341	$ 356